E*TRADE FUNDS

4500 Bohannon Drive

Menlo Park, CA 94025

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Attention:	Office of Filings, Information & Consumer Services

Re:	E*TRADE Funds (the “Trust”)
File Nos. 333-66807/811-09093

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s combined prospectus for the E*TRADE International Index Fund, E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Technology Index Fund; the Trust’s stand-alone prospectuses for the E*TRADE Delphi Value Fund and the E*TRADE Kobren Growth Fund; and the Trust’s combined Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2008 (Accession # 0001104659-08-027949).

Any questions with respect to this filing should be directed to me at (703) 236-8524.

Very truly yours,

/s/ Dilia M. Caballero

Dilia M. Caballero

Attachments

cc:	J. Kanter – Dechert LLP
A. Maher – PFPC Inc.